UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2024-INV1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 17, 2024

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Manju Madhavan
Name: Manju Madhavan
Title: President

EXHIBIT INDEX
Exhibit Number
99.1 Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Summary
Schedule 5 – Supplemental Data
Schedule 6 – Business Purpose
Schedule 7 – Data Compare Summary

99.2 Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –ATR Report
Schedule 3 –Business Purpose Report
Schedule 4 – Data Compare Report
Schedule 5 – Grading Report
Schedule 6 – Exception Standard Report
Schedule 7 – Supplemental Data Report
Schedule 8 – Valuation Report

99.3 Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1 -Executive Summary/Narrative
Schedule 2 -Supplemental Data Report
Schedule 3 -Business Purpose Report
Schedule 4 - RA Grades Detail Report
Schedule 5 - RA Grades Summary Report
Schedule 6 - Valuation Report
Schedule 7 - ATR QM report
Schedule 8 - Data Compare Report

99.4 Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Standard Report
Schedule 3 – Complete Exception Report
Schedule 4 – Valuation Report
Schedule 5 – Rating Agency Grades Report
Schedule 6 – Data Compare Report
Schedule 7 – Supplemental Report

99.5 Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Data Integrity
Schedule 3 –Exception Standard Report
Schedule 4 –Exception Supplemental Report
Schedule 5 –Rating Agency
Schedule 6 – Valuation Report

99.6 Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 -Executive Summary/Narrative
Schedule 2 –Rating Agency Grades
Schedule 3 -Loan Level Exceptions
Schedule 4 -Exception Level
Schedule 5 -Valuation Summary
Schedule 6 - Data Comparison
Schedule 7 - Supplemental Data
Schedule 8 - QM-ATR
Schedule 9 - Business Purpose

99.7 Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services, LLC

Schedule 1 -Executive Summary/Narrative
Schedule 2 -Rating Agency Grades
Schedule 3 -Exception Detail
Schedule 4 - Valuation Report
Schedule 5 - Data Compare Report
Schedule 6 – QM ATR Data Report
Schedule 7 - ASF Additional Data Report
Schedule 8 – Business Purpose